UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Discovery Fund

(formerly Fidelity® Contrafund® II)

Semiannual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securites and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	6.8	2.5
SBC Communications, Inc.	5.9	0.7
Merck & Co., Inc.	5.7	5.5
Verizon Communications, Inc.	4.7	3.0
Microsoft Corp.	4.5	5.8
Lockheed Martin Corp.	4.1	1.6
Northrop Grumman Corp.	3.4	1.7
SLM Corp.	3.2	0.0
Procter & Gamble Co.	3.1	1.7
Berkshire Hathaway, Inc.	2.3	1.7
	43.7
Top Five Market Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	20.5	20.8
Industrials	16.3	18.7
Telecommunication Services	13.0	3.7
Information Technology	9.3	11.5
Energy	9.3	8.5
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *		As of June 30, 2003 **
	Stocks 90.7%		Stocks 84.8%
	Convertible Securities 0.7%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 14.9%
* Foreign investments	9.5%	** Foreign investments	4.1%

Semiannual Report

Investments December 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.0%
Gentex Corp.	400	$ 18
Automobiles - 0.8%
Monaco Coach Corp. (a)	102,350	2,436
Winnebago Industries, Inc.	41,000	2,819
		5,255
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	65,700	1,631
Shuffle Master, Inc. (a)	58,377	2,021
		3,652
Household Durables - 0.2%
Garmin Ltd.	25,231	1,375
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	300	16
Media - 5.5%
British Sky Broadcasting Group PLC (BSkyB) (a)	719,300	9,029
Hughes Electronics Corp. (a)	103,132	1,707
Liberty Media Corp. Class A (a)	360,900	4,291
News Corp. Ltd.:
ADR	23,600	852
sponsored ADR	11,499	348
Pixar (a)	116,456	8,069
Time Warner, Inc. (a)	116,400	2,094
Viacom, Inc. Class B (non-vtg.)	189,000	8,388
Walt Disney Co.	48,600	1,134
XM Satellite Radio Holdings, Inc. Class A (a)	500	13
		35,925
Specialty Retail - 0.1%
Monro Muffler Brake, Inc. (a)	31,950	639
Staples, Inc. (a)	1,900	52
		691
Textiles Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	1,300	89
TOTAL CONSUMER DISCRETIONARY		47,021
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 6.3%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	20,700	$ 1,090
The Coca-Cola Co.	249,500	12,662
		13,752
Food Products - 0.3%
Smithfield Foods, Inc. (a)	85,400	1,768
Household Products - 3.2%
Colgate-Palmolive Co.	6,800	340
Procter & Gamble Co.	204,400	20,415
		20,755
Personal Products - 0.2%
Avon Products, Inc.	19,200	1,296
Tobacco - 0.5%
UST, Inc.	96,200	3,433
TOTAL CONSUMER STAPLES		41,004
ENERGY - 9.0%
Energy Equipment & Services - 3.7%
BJ Services Co. (a)	101,998	3,662
ENSCO International, Inc.	84,560	2,297
Pride International, Inc. (a)	269,110	5,016
Rowan Companies, Inc. (a)	254,362	5,894
Schlumberger Ltd. (NY Shares)	101,200	5,538
Transocean, Inc. (a)	62,200	1,493
		23,900
Oil & Gas - 5.3%
Apache Corp.	132,365	10,735
BP PLC sponsored ADR	65,900	3,252
Burlington Resources, Inc.	67,800	3,755
Chesapeake Energy Corp.	25,400	345
Lukoil Oil Co. sponsored ADR	37,900	3,528
Murphy Oil Corp.	51,500	3,363
Stelmar Shipping Ltd.	44,400	971
Teekay Shipping Corp.	57,500	3,279
YUKOS Corp. sponsored ADR	120,947	5,080
		34,308
TOTAL ENERGY		58,208
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 7.0%
Capital Markets - 0.1%
Goldman Sachs Group, Inc.	600	$ 59
Morgan Stanley	5,450	315
		374
Commercial Banks - 0.2%
Bank of America Corp.	8,900	716
State Bank of India	49,200	581
		1,297
Consumer Finance - 3.2%
SLM Corp.	555,200	20,920
Diversified Financial Services - 0.0%
Citigroup, Inc.	1,300	63
Insurance - 2.3%
American International Group, Inc.	200	13
Berkshire Hathaway, Inc.:
Class A (a)	89	7,498
Class B (a)	2,696	7,589
		15,100
Real Estate - 0.5%
Spirit Finance Corp. (c)	310,300	3,103
Thrifts & Mortgage Finance - 0.7%
Sovereign Bancorp, Inc.	196,900	4,676
TOTAL FINANCIALS		45,533
HEALTH CARE - 20.5%
Biotechnology - 0.7%
MedImmune, Inc. (a)	154,400	3,922
Millennium Pharmaceuticals, Inc. (a)	27,400	512
		4,434
Health Care Equipment & Supplies - 1.0%
Biomet, Inc.	183,850	6,694
Health Care Providers & Services - 0.4%
Lincare Holdings, Inc. (a)	10,200	306
PacifiCare Health Systems, Inc. (a)	21,700	1,467
UnitedHealth Group, Inc.	9,000	524
		2,297
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 18.4%
Abbott Laboratories	92,900	$ 4,329
Barr Laboratories, Inc. (a)	145,050	11,162
Cipla Ltd.	136,506	3,941
Johnson & Johnson	864,515	44,665
Merck & Co., Inc.	803,800	37,136
Novartis AG sponsored ADR	73,500	3,373
Pfizer, Inc.	204,800	7,236
Pharmaceutical Resources, Inc. (a)	76,400	4,977
Ranbaxy Laboratories Ltd.	128,273	3,088
		119,907
TOTAL HEALTH CARE		133,332
INDUSTRIALS - 16.3%
Aerospace & Defense - 8.8%
Honeywell International, Inc.	249,600	8,344
Lockheed Martin Corp.	525,300	27,000
Northrop Grumman Corp.	231,100	22,093
		57,437
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	8,400	626
Construction & Engineering - 0.1%
Granite Construction, Inc.	17,400	409
Industrial Conglomerates - 2.5%
3M Co.	11,600	986
General Electric Co.	143,980	4,461
Tyco International Ltd.	419,100	11,106
		16,553
Machinery - 4.7%
AGCO Corp. (a)	104,700	2,109
Caterpillar, Inc.	96,210	7,987
Ingersoll-Rand Co. Ltd. Class A	118,000	8,010
ITT Industries, Inc.	167,800	12,452
Manitowoc Co., Inc.	4,900	153
		30,711
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Union Pacific Corp.	6,300	$ 438
TOTAL INDUSTRIALS		106,174
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 2.0%
Alcatel SA sponsored ADR (a)	241,200	3,099
CIENA Corp. (a)	953,000	6,328
Cisco Systems, Inc. (a)	12,600	306
Comverse Technology, Inc. (a)	3,400	60
JDS Uniphase Corp. (a)	850,500	3,104
		12,897
Computers & Peripherals - 0.4%
Dell, Inc. (a)	600	20
Diebold, Inc.	51,500	2,774
EMC Corp. (a)	500	6
Seagate Technology	22	0
		2,800
Internet Software & Services - 0.4%
DoubleClick, Inc. (a)	168,700	1,724
Yahoo!, Inc. (a)	21,200	958
		2,682
IT Services - 1.0%
Computer Sciences Corp. (a)	55,393	2,450
Infosys Technologies Ltd.	33,458	4,080
		6,530
Semiconductors & Semiconductor Equipment - 0.1%
Agere Systems, Inc. Class B (a)	3,500	10
Samsung Electronics Co. Ltd.	10	4
Teradyne, Inc. (a)	18,000	458
United Microelectronics Corp. sponsored ADR (a)	1,768	9
Xilinx, Inc. (a)	200	8
		489
Software - 5.0%
Autodesk, Inc.	38,081	936
BEA Systems, Inc. (a)	4,600	57
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
I-Flex Solutions Ltd.	130,351	$ 2,415
Microsoft Corp.	1,060,060	29,194
		32,602
TOTAL INFORMATION TECHNOLOGY		58,000
MATERIALS - 2.5%
Chemicals - 0.0%
Dow Chemical Co.	300	12
Nitto Denko Corp.	500	27
		39
Metals & Mining - 2.5%
Apex Silver Mines Ltd. (a)	110,200	2,303
Arch Coal, Inc.	2,700	84
Newmont Mining Corp.	123,800	6,018
Nucor Corp.	700	39
Peabody Energy Corp.	2,500	104
Phelps Dodge Corp. (a)	100,500	7,647
		16,195
TOTAL MATERIALS		16,234
TELECOMMUNICATION SERVICES - 13.0%
Diversified Telecommunication Services - 12.1%
BellSouth Corp.	248,600	7,035
Citizens Communications Co. (a)	203,000	2,521
SBC Communications, Inc.	1,475,500	38,466
Verizon Communications, Inc.	883,030	30,977
		78,999
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC sponsored ADR	224,600	5,624
TOTAL TELECOMMUNICATION SERVICES		84,623
TOTAL COMMON STOCKS (Cost $562,608)		590,129
Preferred Stocks - 0.3%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil & Gas - 0.3%
Chesapeake Energy Corp. 6.00% (c)	29,000	$ 2,077
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (d)	6,900	0
TOTAL CONVERTIBLE PREFERRED STOCKS		2,077
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	64,000	224
TOTAL PREFERRED STOCKS (Cost $2,170)		2,301
Convertible Bonds - 0.4%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 2,960	2,701
TOTAL CONVERTIBLE BONDS (Cost $2,638)		2,701
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $55,353)	55,353,320	55,353
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $622,769)		650,484
NET OTHER ASSETS - 0.1%		534
NET ASSETS - 100%		$ 651,018
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,180,000 or 0.8% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 119
Geneprot, Inc. Series A	7/7/00	$ 352
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $907,337,000 and $962,176,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35,000 for the period.
Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $330,128,000 of which $240,037,000 and $90,091,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $622,769) - See accompanying schedule		$ 650,484
Foreign currency held at value (cost $2,484)		2,478
Receivable for investments sold		8,897
Receivable for fund shares sold		313
Dividends receivable		843
Interest receivable		91
Prepaid expenses		4
Other receivables		129
Total assets		663,239

Liabilities
Payable for investments purchased	$ 5,650
Payable for fund shares redeemed	5,579
Accrued management fee	350
Other affiliated payables	166
Other payables and accrued expenses	476
Total liabilities		12,221

Net Assets		$ 651,018
Net Assets consist of:
Paid in capital		$ 905,750
Undistributed net investment income		342
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,366)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,292
Net Assets, for 62,950 shares outstanding		$ 651,018
Net Asset Value, offering price and redemption price per share ($651,018 ÷ 62,950 shares)		$ 10.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2003 (Unaudited)

Investment Income
Dividends		$ 4,734
Interest		434
Security lending		5
Total income		5,173

Expenses
Management fee Basic fee	$ 1,902
Performance adjustment	(12)
Transfer agent fees	906
Accounting and security lending fees	104
Non-interested trustees' compensation	1
Custodian fees and expenses	73
Registration fees	12
Audit	26
Legal	4
Miscellaneous	3
Total expenses before reductions	3,019
Expense reductions	(244)	2,775
Net investment income (loss)		2,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Net of foreign taxes of $788)	57,945
Foreign currency transactions	(10)
Total net realized gain (loss)		57,935
Change in net unrealized appreciation (depreciation) on: Investment securities (Net of deferred foreign taxes of $424)	4,715
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		4,713
Net gain (loss)		62,648
Net increase (decrease) in net assets resulting from operations		$ 65,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2003 (Unaudited)	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,398	$ 2,906
Net realized gain (loss)	57,935	(58,015)
Change in net unrealized appreciation (depreciation)	4,713	52,624
Net increase (decrease) in net assets resulting from operations	65,046	(2,485)
Distributions to shareholders from net investment income	(3,347)	(2,374)
Share transactions Net proceeds from sales of shares	38,176	108,856
Reinvestment of distributions	3,261	2,315
Cost of shares redeemed	(142,372)	(221,879)
Net increase (decrease) in net assets resulting from share transactions	(100,935)	(110,708)
Total increase (decrease) in net assets	(39,236)	(115,567)

Net Assets
Beginning of period	690,254	805,821
End of period (including undistributed net investment income of $342 and undistributed net investment income of $1,291, respectively)	$ 651,018	$ 690,254
Other Information Shares
Sold	3,921	12,558
Issued in reinvestment of distributions	334	272
Redeemed	(14,704)	(25,819)
Net increase (decrease)	(10,449)	(12,989)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2003	Years ended June 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.33	$ 11.36	$ 15.84	$ 12.60	$ 10.35
Income from Investment Operations
Net investment income (loss) D	.04	.04	.03	.02	(.01)	- G
Net realized and unrealized gain (loss)	.95	.06 E	(2.02)	(2.05)	3.97	2.25
Total from investment operations	.99	.10	(1.99)	(2.03)	3.96	2.25
Distributions from net investment income	(.05)	(.03)	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(1.93)	(.72)	-
Distributions in excess of net realized gain	-	-	-	(.52)	-	-
Total distributions	(.05)	(.03)	(.04)	(2.45)	(.72)	-
Net asset value, end of period	$ 10.34	$ 9.40	$ 9.33	$ 11.36	$ 15.84	$ 12.60
Total Return B, C	10.56%	1.11%	(17.56)%	(14.70)%	33.87%	21.74%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	1.17%	1.11%	.95%	.91%	.93%
Expenses net of voluntary waivers, if any	.92% A	1.17%	1.11%	.95%	.91%	.93%
Expenses net of all reductions	.84% A	.97%	.99%	.91%	.86%	.86%
Net investment income (loss)	.73% A	.43%	.32%	.19%	(.08)%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 651	$ 690	$ 806	$ 1,344	$ 1,577	$ 901
Portfolio turnover rate	308% A	367%	259%	168%	291%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Discovery Fund (the fund) (formerly Fidelity Contrafund II) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 41,318
Unrealized depreciation	(17,631)
Net unrealized appreciation (depreciation)	$ 23,687
Cost for federal income tax purposes	$ 626,797

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $406 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $244 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisor

Fidelity International Investment
Advisor (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CII-USAN-0204
1.787778.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Fund

Semiannual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.0	4.0
Pfizer, Inc.	3.6	3.5
Citigroup, Inc.	3.5	3.9
General Electric Co.	3.1	3.2
American International Group, Inc.	2.8	2.7
Viacom, Inc. Class B (non-vtg.)	2.6	2.6
Morgan Stanley	2.2	1.8
Exxon Mobil Corp.	2.1	2.5
3M Co.	2.0	1.2
Merrill Lynch & Co., Inc.	2.0	1.7
	27.9
Top Five Market Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	20.3
Industrials	17.9	12.5
Information Technology	13.7	12.5
Health Care	13.3	17.4
Consumer Discretionary	11.4	11.7
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *		As of June 30, 2003 **
	Stocks 99.9%		Stocks 97.8%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	5.6%	** Foreign investments	2.2%

Semiannual Report

Investments December 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.2%
Harley-Davidson, Inc.	493,100	$ 23,437
Household Durables - 0.7%
Fortune Brands, Inc.	446,000	31,885
Mohawk Industries, Inc. (a)	357,103	25,190
Whirlpool Corp.	231,400	16,811
		73,886
Media - 8.2%
Clear Channel Communications, Inc.	2,330,400	109,133
Comcast Corp.:
Class A (a)	513,423	16,876
Class A (special) (a)	1,684,500	52,691
Dow Jones & Co., Inc.	579,500	28,888
Fox Entertainment Group, Inc. Class A (a)	960,600	28,001
Liberty Media Corp. Class A (a)	4,811,600	57,210
McGraw-Hill Companies, Inc.	782,600	54,719
News Corp. Ltd. ADR	1,247,800	45,046
Time Warner, Inc. (a)	5,820,260	104,706
Viacom, Inc. Class B (non-vtg.)	6,027,713	267,510
Walt Disney Co.	3,301,400	77,022
		841,802
Specialty Retail - 2.2%
Borders Group, Inc.	760,100	16,661
Gap, Inc.	1,686,900	39,153
Home Depot, Inc.	2,226,500	79,018
Lowe's Companies, Inc.	505,700	28,011
Staples, Inc. (a)	2,373,100	64,786
		227,629
Textiles Apparel & Luxury Goods - 0.1%
Polo Ralph Lauren Corp. Class A	453,400	13,058
TOTAL CONSUMER DISCRETIONARY		1,179,812
CONSUMER STAPLES - 8.0%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	711,200	37,466
PepsiCo, Inc.	1,445,890	67,407
The Coca-Cola Co.	2,713,300	137,700
		242,573
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.0%
Sysco Corp.	1,051,700	$ 39,155
Wal-Mart Stores, Inc.	3,064,320	162,562
		201,717
Food Products - 0.1%
Smithfield Foods, Inc. (a)	446,600	9,245
Household Products - 1.4%
Colgate-Palmolive Co.	659,400	33,003
Procter & Gamble Co.	1,130,800	112,944
		145,947
Personal Products - 1.4%
Gillette Co.	3,980,520	146,204
Tobacco - 0.8%
Altria Group, Inc.	1,607,400	87,475
TOTAL CONSUMER STAPLES		833,161
ENERGY - 6.0%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	2,054,700	66,079
BJ Services Co. (a)	1,503,800	53,986
Nabors Industries Ltd. (a)	1,465,300	60,810
Noble Corp. (a)	904,687	32,370
Schlumberger Ltd. (NY Shares)	1,395,300	76,351
		289,596
Oil & Gas - 3.2%
ConocoPhillips	742,346	48,676
Exxon Mobil Corp.	5,179,600	212,364
Occidental Petroleum Corp.	948,100	40,048
Valero Energy Corp.	558,700	25,890
		326,978
TOTAL ENERGY		616,574
FINANCIALS - 19.2%
Capital Markets - 6.2%
Bear Stearns Companies, Inc.	545,800	43,637
Goldman Sachs Group, Inc.	1,352,300	133,513
Lehman Brothers Holdings, Inc.	381,300	29,444
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	3,463,000	$ 203,105
Morgan Stanley	4,028,500	233,129
		642,828
Commercial Banks - 3.6%
Bank of America Corp.	1,850,800	148,860
Bank of Hawaii Corp.	1,056,200	44,572
Wells Fargo & Co.	2,995,700	176,417
		369,849
Consumer Finance - 2.0%
American Express Co.	3,445,492	166,176
SLM Corp.	1,066,550	40,188
		206,364
Diversified Financial Services - 3.5%
Citigroup, Inc.	7,432,132	360,756
Insurance - 3.9%
AFLAC, Inc.	1,632,900	59,078
Allstate Corp.	1,094,100	47,068
American International Group, Inc.	4,441,400	294,376
		400,522
TOTAL FINANCIALS		1,980,319
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 4.4%
Becton, Dickinson & Co.	1,394,200	57,357
Biomet, Inc.	1,366,900	49,769
Boston Scientific Corp. (a)	1,319,800	48,516
C.R. Bard, Inc.	394,800	32,078
Medtronic, Inc.	1,672,300	81,291
Respironics, Inc. (a)	736,100	33,191
St. Jude Medical, Inc. (a)	1,672,400	102,602
Zimmer Holdings, Inc. (a)	601,032	42,313
		447,117
Pharmaceuticals - 8.9%
Abbott Laboratories	1,643,100	76,568
Allergan, Inc.	301,800	23,181
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC sponsored ADR	1,148,100	$ 55,545
Eli Lilly & Co.	353,200	24,841
Forest Laboratories, Inc. (a)	385,300	23,812
Johnson & Johnson	3,158,600	163,173
Merck & Co., Inc.	723,500	33,426
Novartis AG sponsored ADR	1,215,800	55,793
Pfizer, Inc.	10,356,820	365,906
Schering-Plough Corp.	993,900	17,284
Wyeth	1,915,340	81,306
		920,835
TOTAL HEALTH CARE		1,367,952
INDUSTRIALS - 17.9%
Aerospace & Defense - 3.7%
Boeing Co.	2,531,900	106,694
Bombardier, Inc. Class B (sub. vtg.)	5,536,400	23,346
EADS NV	3,216,400	76,265
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,427,400	50,002
Honeywell International, Inc.	3,158,400	105,585
Lockheed Martin Corp.	401,830	20,654
		382,546
Air Freight & Logistics - 0.9%
CNF, Inc.	690,000	23,391
United Parcel Service, Inc. Class B	904,200	67,408
		90,799
Building Products - 0.7%
American Standard Companies, Inc. (a)	398,100	40,089
Masco Corp.	1,179,200	32,322
		72,411
Commercial Services & Supplies - 0.1%
Aramark Corp. Class B	389,100	10,669
Industrial Conglomerates - 6.2%
3M Co.	2,430,800	206,691
General Electric Co.	10,309,726	319,395
Tyco International Ltd.	4,477,700	118,659
		644,745
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 5.3%
Caterpillar, Inc.	1,049,400	$ 87,121
Cummins, Inc.	398,200	19,488
Danaher Corp.	609,500	55,922
Eaton Corp.	691,370	74,654
Illinois Tool Works, Inc.	960,000	80,554
Ingersoll-Rand Co. Ltd. Class A	1,368,220	92,875
ITT Industries, Inc.	717,800	53,268
Navistar International Corp. (a)	835,100	39,993
Parker Hannifin Corp.	711,600	42,340
		546,215
Road & Rail - 1.0%
Canadian National Railway Co.	483,300	30,551
Union Pacific Corp.	968,770	67,310
		97,861
TOTAL INDUSTRIALS		1,845,246
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	7,156,300	173,827
Motorola, Inc.	4,288,300	60,336
Nortel Networks Corp. (a)	5,551,400	23,482
Telefonaktiebolaget LM Ericsson ADR (a)	1,222,800	21,644
		279,289
Computers & Peripherals - 2.7%
Dell, Inc. (a)	2,604,400	88,445
Hewlett-Packard Co.	3,185,500	73,171
International Business Machines Corp.	941,300	87,240
Lexmark International, Inc. Class A (a)	325,800	25,621
		274,477
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	1,897,000	55,468
Amphenol Corp. Class A (a)	669,250	42,785
Vishay Intertechnology, Inc. (a)	830,400	19,016
		117,269
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	380,500	$ 20,722
Paychex, Inc.	474,200	17,640
		38,362
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc. (a)	1,567,900	35,199
Intel Corp.	3,853,030	124,068
Lam Research Corp. (a)	644,700	20,824
National Semiconductor Corp. (a)	1,064,800	41,964
Teradyne, Inc. (a)	891,851	22,698
Texas Instruments, Inc.	1,245,300	36,587
		281,340
Software - 4.1%
Microsoft Corp.	14,812,800	407,941
Oracle Corp. (a)	1,186,600	15,663
		423,604
TOTAL INFORMATION TECHNOLOGY		1,414,341
MATERIALS - 6.3%
Chemicals - 3.3%
BASF AG sponsored ADR	396,100	22,083
Dow Chemical Co.	2,822,830	117,345
E.I. du Pont de Nemours & Co.	659,624	30,270
Ecolab, Inc.	1,152,400	31,541
Praxair, Inc.	3,675,476	140,403
		341,642
Containers & Packaging - 0.2%
Ball Corp.	348,200	20,742
Metals & Mining - 2.8%
Alcan, Inc.	1,698,430	79,305
Alcoa, Inc.	3,628,900	137,898
Phelps Dodge Corp. (a)	908,300	69,113
		286,316
TOTAL MATERIALS		648,700
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
BellSouth Corp.	3,805,900	$ 107,707
SBC Communications, Inc.	5,483,700	142,960
Verizon Communications, Inc.	3,388,300	118,862
		369,529
UTILITIES - 0.5%
Electric Utilities - 0.3%
PG&E Corp. (a)	1,289,800	35,818
Multi-Utilities & Unregulated Power - 0.2%
Constellation Energy Group, Inc.	414,100	16,216
TOTAL UTILITIES		52,034
TOTAL COMMON STOCKS (Cost $8,809,060)		10,307,668
Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (c)	1,612,868	403
Non-Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (c)	710,000	2,485
TOTAL PREFERRED STOCKS (Cost $19,834)		2,888
Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.07% (b)	79,014,862	79,015
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	22,278,117	22,278
TOTAL MONEY MARKET FUNDS (Cost $101,293)		101,293
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $8,930,187)		10,411,849
NET OTHER ASSETS - (0.9)%		(92,416)
NET ASSETS - 100%		$ 10,319,433
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,888,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 3,905
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,027,837,000 and $2,213,945,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68,000 for the period.
Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $2,845,708,000 of which $1,749,301,000 and $1,096,407,000 will expire on June 30, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2004 approximately $168,047,000 of losses recognized during the period November 1, 2002 to June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,054) (cost $8,930,187) - See accompanying schedule		$ 10,411,849
Receivable for fund shares sold		10,382
Dividends receivable		9,581
Interest receivable		93
Prepaid expenses		57
Other receivables		326
Total assets		10,432,288

Liabilities
Payable for investments purchased	$ 95
Payable for fund shares redeemed	85,282
Accrued management fee	3,096
Other affiliated payables	1,888
Other payables and accrued expenses	216
Collateral on securities loaned, at value	22,278
Total liabilities		112,855

Net Assets		$ 10,319,433
Net Assets consist of:
Paid in capital		$ 11,520,671
Distributions in excess of net investment income		(229)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,682,671)
Net unrealized appreciation (depreciation) on investments		1,481,662
Net Assets, for 367,453 shares outstanding		$ 10,319,433
Net Asset Value, offering price and redemption price per share ($10,319,433 ÷ 367,453 shares)		$ 28.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2003 (Unaudited)

Investment Income
Dividends		$ 72,396
Interest		832
Security lending		103
Total income		73,331

Expenses
Management fee	$ 17,970
Transfer agent fees	10,857
Accounting and security lending fees	429
Non-interested trustees' compensation	28
Appreciation in deferred trustee compensation account	17
Custodian fees and expenses	62
Registration fees	26
Audit	45
Legal	26
Miscellaneous	46
Total expenses before reductions	29,506
Expense reductions	(468)	29,038
Net investment income (loss)		44,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	383,351
Foreign currency transactions	73
Total net realized gain (loss)		383,424
Change in net unrealized appreciation (depreciation) on investment securities		985,589
Net gain (loss)		1,369,013
Net increase (decrease) in net assets resulting from operations		$ 1,413,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2003 (Unaudited)	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,293	$ 83,315
Net realized gain (loss)	383,424	(756,783)
Change in net unrealized appreciation (depreciation)	985,589	403,721
Net increase (decrease) in net assets resulting from operations	1,413,306	(269,747)
Distributions to shareholders from net investment income	(52,495)	(82,413)
Share transactions Net proceeds from sales of shares	668,985	1,436,330
Reinvestment of distributions	49,684	77,554
Cost of shares redeemed	(1,094,707)	(2,312,652)
Net increase (decrease) in net assets resulting from share transactions	(376,038)	(798,768)
Total increase (decrease) in net assets	984,773	(1,150,928)

Net Assets
Beginning of period	9,334,660	10,485,588
End of period (including distributions in excess of net investment income of $229 and undistributed net investment income of $7,973, respectively)	$ 10,319,433	$ 9,334,660
Other Information Shares
Sold	25,724	65,924
Issued in reinvestment of distributions	1,863	3,455
Redeemed	(41,835)	(106,676)
Net increase (decrease)	(14,248)	(37,297)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2003	Years ended June 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.46	$ 25.03	$ 31.84	$ 41.81	$ 40.39	$ 35.22
Income from Invest- ment Operations
Net investment income (loss) D	.12	.21	.23	.19	.23	.31
Net realized and unrealized gain (loss)	3.64	(.57)	(6.83)	(4.72)	3.61	6.96
Total from investment operations	3.76	(.36)	(6.60)	(4.53)	3.84	7.27
Distributions from net investment income	(.14)	(.21)	(.21)	(.21)	(.21)	(.29)
Distributions in excess of net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	(2.87)	(2.21)	(1.81)
Distributions in excess of net realized gain	-	-	-	(2.33)	-	-
Total distributions	(.14)	(.21)	(.21)	(5.44)	(2.42)	(2.10)
Net asset value, end of period	$ 28.08	$ 24.46	$ 25.03	$ 31.84	$ 41.81	$ 40.39
Total Return B, C	15.40%	(1.36)%	(20.78)%	(11.76)%	10.47%	21.95%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.63%	.59%	.56%	.56%	.57%
Expenses net of voluntary waivers, if any	.61% A	.63%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.60% A	.61%	.53%	.51%	.53%	.55%
Net investment income (loss)	.91% A	.93%	.82%	.55%	.57%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 10,319	$ 9,335	$ 10,486	$ 14,294	$ 17,379	$ 13,842
Portfolio turnover rate	42% A	32%	155%	217%	113%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,734,458	|
Unrealized depreciation	(303,547)
Net unrealized appreciation (depreciation)	$ 1,430,911
Cost for federal income tax purposes	$ 8,980,938

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $831 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $448 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $20.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FID-USAN-0204
1.787780.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Fifty®

Semiannual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Viacom, Inc. Class B (non-vtg.)	4.8	1.2
Clear Channel Communications, Inc.	4.8	2.9
Cisco Systems, Inc.	3.6	0.0
Bank of New York Co., Inc.	3.4	2.6
Nabors Industries Ltd.	3.2	1.7
Cymer, Inc.	3.0	0.0
Microsoft Corp.	2.9	0.0
First Data Corp.	2.9	3.0
Analog Devices, Inc.	2.8	1.2
American Express Co.	2.7	2.0
	34.1
Top Five Market Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.6	19.0
Financials	20.5	13.9
Consumer Discretionary	17.6	14.2
Health Care	8.3	9.6
Industrials	6.8	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2003*		As of June 30, 2003**
	Stocks 97.9%		Stocks 90.4%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 9.6%
* Foreign investments	14.5%	** Foreign investments	7.3%

Semiannual Report

Investments December 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.6%
Hotels, Restaurants & Leisure - 4.7%
Carnival Corp. unit	441,300	$ 17,532,849
Kerzner International Ltd. (a)	317,300	12,362,008
Krispy Kreme Doughnuts, Inc. (a)	158,900	5,815,740
McDonald's Corp.	395,200	9,812,816
		45,523,413
Media - 12.2%
Clear Channel Communications, Inc.	979,200	45,855,936
Lamar Advertising Co. Class A (a)	85,600	3,194,592
Radio One, Inc. Class D (non-vtg.) (a)	822,672	15,877,570
SBS Broadcasting SA (a)	167,000	5,444,200
Viacom, Inc. Class B (non-vtg.)	1,041,500	46,221,770
		116,594,068
Specialty Retail - 0.7%
Weight Watchers International, Inc. (a)	166,400	6,384,768
TOTAL CONSUMER DISCRETIONARY		168,502,249
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
Sysco Corp.	253,100	9,422,913
Whole Foods Market, Inc.	45,500	3,054,415
		12,477,328
ENERGY - 3.8%
Energy Equipment & Services - 3.6%
Grey Wolf, Inc. (a)	1,080,900	4,042,566
Nabors Industries Ltd. (a)	725,400	30,104,100
		34,146,666
Oil & Gas - 0.2%
EnCana Corp.	60,100	2,362,858
TOTAL ENERGY		36,509,524
FINANCIALS - 20.5%
Capital Markets - 4.8%
Bank of New York Co., Inc.	976,000	32,325,120
Merrill Lynch & Co., Inc.	236,300	13,858,995
		46,184,115
Commercial Banks - 2.1%
Wells Fargo & Co.	331,800	19,539,702
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - 4.2%
American Express Co.	528,700	$ 25,499,201
MBNA Corp.	595,200	14,790,720
		40,289,921
Insurance - 5.6%
AFLAC, Inc.	484,600	17,532,828
AMBAC Financial Group, Inc.	227,200	15,765,408
American International Group, Inc.	310,400	20,573,312
		53,871,548
Thrifts & Mortgage Finance - 3.8%
Countrywide Financial Corp.	169,464	12,853,844
Golden West Financial Corp., Delaware	229,920	23,725,445
		36,579,289
TOTAL FINANCIALS		196,464,575
HEALTH CARE - 8.3%
Biotechnology - 0.3%
Trimeris, Inc. (a)	133,100	2,792,438
Health Care Equipment & Supplies - 2.4%
Medtronic, Inc.	283,000	13,756,630
ResMed, Inc. (a)	208,500	8,661,090
		22,417,720
Health Care Providers & Services - 2.3%
Health Management Associates, Inc. Class A	507,500	12,180,000
Henry Schein, Inc. (a)	151,200	10,218,096
		22,398,096
Pharmaceuticals - 3.3%
Biovail Corp. (a)	630,500	13,565,568
Johnson & Johnson	356,000	18,390,960
		31,956,528
TOTAL HEALTH CARE		79,564,782
INDUSTRIALS - 6.8%
Airlines - 2.7%
Ryanair Holdings PLC sponsored ADR (a)	318,400	16,123,776
Southwest Airlines Co.	597,600	9,645,264
		25,769,040
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.1%
Monster Worldwide, Inc. (a)	632,800	$ 13,896,288
Universal Technical Institute, Inc. (a)	205,700	6,171,000
		20,067,288
Industrial Conglomerates - 2.0%
3M Co.	229,600	19,522,888
TOTAL INDUSTRIALS		65,359,216
INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 6.6%
Cisco Systems, Inc. (a)	1,413,100	34,324,199
QUALCOMM, Inc.	162,800	8,779,804
Telefonaktiebolaget LM Ericsson ADR (a)	1,136,500	20,116,050
		63,220,053
Electronic Equipment & Instruments - 1.3%
Ingram Micro, Inc. Class A (a)	817,800	13,003,020
Internet Software & Services - 3.8%
VeriSign, Inc. (a)	854,500	13,928,350
Yahoo!, Inc. (a)	499,100	22,544,347
		36,472,697
IT Services - 4.9%
First Data Corp.	674,400	27,711,096
Paychex, Inc.	306,100	11,386,920
Satyam Computer Services Ltd. ADR	290,400	8,517,432
		47,615,448
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	590,700	26,965,455
Cymer, Inc. (a)	619,000	28,591,610
Sigmatel, Inc.	40,300	994,604
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,949,000	7,384,025
		63,935,694
Software - 8.3%
Amdocs Ltd. (a)	109,400	2,459,312
Microsoft Corp.	1,017,300	28,016,442
SAP AG sponsored ADR	450,600	18,726,936
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Siebel Systems, Inc. (a)	1,256,779	$ 17,431,525
Synopsys, Inc. (a)	378,100	12,764,656
		79,398,871
TOTAL INFORMATION TECHNOLOGY		303,645,783
TELECOMMUNICATION SERVICES - 6.7%
Wireless Telecommunication Services - 6.7%
American Tower Corp. Class A (a)	1,087,996	11,772,117
Crown Castle International Corp. (a)	2,238,600	24,691,758
Nextel Communications, Inc. Class A (a)	501,700	14,077,702
Vodafone Group PLC sponsored ADR	543,500	13,609,240
		64,150,817
UTILITIES - 1.3%
Multi-Utilities & Unregulated Power - 1.3%
AES Corp. (a)	1,316,400	12,426,816
TOTAL COMMON STOCKS (Cost $831,592,478)		939,101,090
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 1.07% (b)	14,537,308	14,537,308
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	21,206,175	21,206,175
TOTAL MONEY MARKET FUNDS (Cost $35,743,483)		35,743,483
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $867,335,961)	974,844,573
NET OTHER ASSETS - (1.6)%	(14,923,670)
NET ASSETS - 100%	$ 959,920,903
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Sweden	2.1%
Germany	2.0%
Panama	1.8%
Ireland	1.7%
United Kingdom	1.7%
Canada	1.6%
Bahamas (Nassau)	1.3%
Others (individually less than 1%)	2.3%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $829,833,900 and $768,439,416, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,506 for the period.
Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $117,513,000 of which $24,074,000, $23,233,000 and $70,206,000 will expire on June 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,743,377) (cost $867,335,961) - See accompanying schedule		$ 974,844,573
Cash		2,113
Foreign currency held at value (cost $10,821,297)		10,828,663
Receivable for investments sold		465,774
Receivable for fund shares sold		2,395,680
Dividends receivable		421,726
Interest receivable		22,495
Prepaid expenses		5,393
Other affiliated receivables		668
Other receivables		156,111
Total assets		989,143,196

Liabilities
Payable for investments purchased	$ 3,726,524
Payable for fund shares redeemed	3,471,494
Accrued management fee	554,691
Other affiliated payables	238,904
Other payables and accrued expenses	24,505
Collateral on securities loaned, at value	21,206,175
Total liabilities		29,222,293

Net Assets		$ 959,920,903
Net Assets consist of:
Paid in capital		$ 910,250,172
Accumulated net investment loss		(1,165,840)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,680,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,516,926
Net Assets, for 49,778,586 shares outstanding		$ 959,920,903
Net Asset Value, offering price and redemption price per share ($959,920,903 ÷ 49,778,586 shares)		$ 19.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,406,035
Interest		285,138
Security lending		83,584
Total income		3,774,757

Expenses
Management fee Basic fee	$ 2,658,304
Performance adjustment	598,132
Transfer agent fees	1,284,427
Accounting and security lending fees	125,493
Non-interested trustees' compensation	2,636
Custodian fees and expenses	16,809
Registration fees	43,569
Audit	18,675
Legal	3,867
Miscellaneous	3,706
Total expenses before reductions	4,755,618
Expense reductions	(218,711)	4,536,907
Net investment income (loss)		(762,150)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	72,075,570
Foreign currency transactions	(105,002)
Total net realized gain (loss)		71,970,568
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,294,415)
Assets and liabilities in foreign currencies	7,559
Total change in net unrealized appreciation (depreciation)		(1,286,856)
Net gain (loss)		70,683,712
Net increase (decrease) in net assets resulting from operations		$ 69,921,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2003 (Unaudited)	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (762,150)	$ 4,767,586
Net realized gain (loss)	71,970,568	(57,001,130)
Change in net unrealized appreciation (depreciation)	(1,286,856)	88,682,598
Net increase (decrease) in net assets resulting from operations	69,921,562	36,449,054
Distributions to shareholders from net investment income	(1,497,172)	(5,562,450)
Share transactions Net proceeds from sales of shares	190,746,805	495,715,958
Reinvestment of distributions	1,457,170	5,399,334
Cost of shares redeemed	(193,261,728)	(381,115,433)
Net increase (decrease) in net assets resulting from share transactions	(1,057,753)	119,999,859
Redemption fees	30,264	191,393
Total increase (decrease) in net assets	67,396,901	151,077,856

Net Assets
Beginning of period	892,524,002	741,446,146
End of period (including accumulated net investment loss of $1,165,840 and undistributed net investment income of $1,093,482, respectively)	$ 959,920,903	$ 892,524,002
Other Information Shares
Sold	10,352,507	30,421,468
Issued in reinvestment of distributions	83,172	339,125
Redeemed	(10,504,972)	(24,052,813)
Net increase (decrease)	(69,293)	6,707,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2003	Years ended June 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 17.19	$ 16.80	$ 21.68	$ 21.39	$ 17.25
Income from Investment Operations
Net investment income (loss) E	(.02)	.11	.10	.12	.15	.07
Net realized and unrealized gain (loss)	1.43	.73	.36	(1.86)	1.60	4.76
Total from investment operations	1.41	.84	.46	(1.74)	1.75	4.83
Distributions from net investment income	(.03)	(.13)	(.08)	(.25)	(.03)	(.02)
Distributions from net realized gain	-	-	-	(2.30)	(1.43)	(.67)
Distributions in excess of net realized gain	-	-	-	(.60)	-	-
Total distributions	(.03)	(.13)	(.08)	(3.15)	(1.46)	(.69)
Redemption fees added to paid in capital E	- G	- G	.01	.01	-	-
Net asset value, end of period	$ 19.28	$ 17.90	$ 17.19	$ 16.80	$ 21.68	$ 21.39
Total Return B,C,D	7.89%	4.98%	2.83%	(8.76)%	9.22%	29.38%
Ratios to Average Net Assets F
Expenses before expense reductions	1.04% A	1.08%	1.12%	.95%	.88%	.83%
Expenses net of voluntary waivers, if any	1.04% A	1.08%	1.12%	.95%	.88%	.83%
Expenses net of all reductions	.99% A	.93%	1.09%	.90%	.80%	.79%
Net investment income (loss)	(.17)% A	.66%	.61%	.66%	.70%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 959,921	$892,524	$741,446	$429,373	$536,085	$522,077
Portfolio turnover rate	177% A	230%	50%	158%	295%	316%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 128,005,950	|
Unrealized depreciation	(22,029,191)
Net unrealized appreciation (depreciation)	$ 105,976,759
Cost for federal income tax purposes	$ 868,867,814

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $284,108 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $217,209 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $96 and $1,406, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

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Semiannual Report

Semiannual Report

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Fidelity®

Growth & Income II

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Semiannual Report

December 31, 2003

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicom Group, Inc.	6.4	5.3
Gillette Co.	5.7	5.2
Morgan Stanley	5.3	4.3
BellSouth Corp.	5.3	4.8
EchoStar Communications Corp. Class A	4.9	4.5
Wells Fargo & Co.	4.6	4.2
Merrill Lynch & Co., Inc.	3.6	4.6
Microsoft Corp.	3.3	3.3
Wal-Mart Stores, Inc.	3.3	3.5
Exxon Mobil Corp.	3.0	2.7
	45.4
Top Five Market Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	20.2
Consumer Discretionary	20.1	18.0
Consumer Staples	16.8	15.7
Telecommunication Services	8.3	8.3
Industrials	6.2	7.2
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *		As of June 30, 2003 **
	Stocks 88.5%		Stocks 85.7%
	Short-Term Investments and Net Other Assets 11.5%		Short-Term Investments and Net Other Assets 14.3%
* Foreign investments	4.3%	** Foreign investments	0.9%

Semiannual Report

Investments December 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.1%
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	23,800	$ 945,574
Starwood Hotels & Resorts Worldwide, Inc. unit	16,300	586,311
		1,531,885
Household Durables - 0.1%
Garmin Ltd.	4,297	234,101
Media - 15.9%
Comcast Corp. Class A (special) (a)	42,500	1,329,400
E.W. Scripps Co. Class A	59,400	5,591,916
EchoStar Communications Corp. Class A (a)	332,700	11,311,800
News Corp. Ltd. ADR	71,700	2,588,370
Omnicom Group, Inc.	170,200	14,863,566
Pegasus Communications Corp. Class A (a)	23,780	667,742
Tribune Co.	7,300	376,680
		36,729,474
Multiline Retail - 2.2%
Dollar Tree Stores, Inc. (a)	35,400	1,064,124
Kohl's Corp. (a)	88,200	3,963,708
Nordstrom, Inc.	4,900	168,070
		5,195,902
Specialty Retail - 0.7%
Hollywood Entertainment Corp. (a)	119,300	1,640,375
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	33,300	1,180,818
TOTAL CONSUMER DISCRETIONARY		46,512,555
CONSUMER STAPLES - 16.8%
Beverages - 1.3%
Anheuser-Busch Companies, Inc.	12,300	647,964
The Coca-Cola Co.	44,900	2,278,675
		2,926,639
Food & Staples Retailing - 5.3%
Costco Wholesale Corp. (a)	23,700	881,166
Sysco Corp.	27,400	1,020,102
Wal-Mart Stores, Inc.	142,620	7,565,991
Walgreen Co.	75,000	2,728,500
		12,195,759
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	65,100	1,959,510
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 2.5%
Colgate-Palmolive Co.	47,700	$ 2,387,385
Kimberly-Clark Corp.	59,900	3,539,491
		5,926,876
Personal Products - 5.7%
Gillette Co.	361,200	13,266,876
Tobacco - 1.2%
Altria Group, Inc.	49,830	2,711,749
TOTAL CONSUMER STAPLES		38,987,409
ENERGY - 4.5%
Oil & Gas - 4.5%
BP PLC sponsored ADR	71,600	3,533,460
Exxon Mobil Corp.	167,392	6,863,072
		10,396,532
FINANCIALS - 21.2%
Capital Markets - 11.4%
Goldman Sachs Group, Inc.	57,900	5,716,467
Merrill Lynch & Co., Inc.	144,600	8,480,790
Morgan Stanley	213,000	12,326,310
		26,523,567
Commercial Banks - 5.2%
Bank One Corp.	28,800	1,312,992
Wells Fargo & Co.	183,500	10,806,315
		12,119,307
Consumer Finance - 0.8%
American Express Co.	36,600	1,765,218
Insurance - 3.5%
Allstate Corp.	44,600	1,918,692
American International Group, Inc.	70,330	4,661,472
PartnerRe Ltd.	17,900	1,039,095
Travelers Property Casualty Corp. Class B	22,800	386,916
		8,006,175
Real Estate - 0.3%
Equity Office Properties Trust	27,800	796,470
TOTAL FINANCIALS		49,210,737
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 4.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	33,200	$ 2,051,760
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	19,900	1,204,746
Medtronic, Inc.	35,100	1,706,211
		2,910,957
Pharmaceuticals - 2.4%
Allergan, Inc.	15,700	1,205,917
Pfizer, Inc.	121,900	4,306,727
		5,512,644
TOTAL HEALTH CARE		10,475,361
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.6%
EADS NV	22,000	521,651
Lockheed Martin Corp.	18,400	945,760
Northrop Grumman Corp.	13,300	1,271,480
United Technologies Corp.	9,800	928,746
		3,667,637
Airlines - 1.5%
Continental Airlines, Inc. Class B (a)	108,600	1,766,922
MAIR Holdings, Inc. (a)	73,600	535,808
Northwest Airlines Corp. (a)	54,100	682,742
Southwest Airlines Co.	30,000	484,200
		3,469,672
Building Products - 0.2%
American Standard Companies, Inc. (a)	4,800	483,360
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	15,200	851,504
Industrial Conglomerates - 1.8%
General Electric Co.	131,620	4,077,588
Machinery - 0.1%
Illinois Tool Works, Inc.	2,300	192,993
Road & Rail - 0.6%
Union Pacific Corp.	21,800	1,514,664
TOTAL INDUSTRIALS		14,257,418
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	176,300	$ 4,282,327
Nokia Corp. sponsored ADR	3,300	56,100
		4,338,427
Computers & Peripherals - 0.1%
Diebold, Inc.	300	16,161
Lexmark International, Inc. Class A (a)	2,100	165,144
		181,305
IT Services - 0.6%
Paychex, Inc.	38,000	1,413,600
Software - 3.3%
Microsoft Corp.	280,700	7,730,478
TOTAL INFORMATION TECHNOLOGY		13,663,810
MATERIALS - 0.1%
Chemicals - 0.1%
PPG Industries, Inc.	4,600	294,492
Praxair, Inc.	600	22,920
		317,412
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 8.3%
BellSouth Corp.	433,530	12,268,899
SBC Communications, Inc.	122,290	3,188,100
Verizon Communications, Inc.	108,500	3,806,180
		19,263,179
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	35,300	2,016,689
FPL Group, Inc.	400	26,168
		2,042,857
TOTAL COMMON STOCKS (Cost $189,586,936)		205,127,270
Money Market Funds - 12.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.07% (b)	27,781,455	$ 27,781,455
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	678,500	678,500
TOTAL MONEY MARKET FUNDS (Cost $28,459,955)		28,459,955
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $218,046,891)		233,587,225
NET OTHER ASSETS - (0.8)%		(1,842,988)
NET ASSETS - 100%		$ 231,744,237
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $39,220,853 and $21,680,771, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $986 for the period.
Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $23,965,000 of which $51,000, $10,246,000 and $13,668,000 will expire on June 30, 2008, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $645,840) (cost $218,046,891) - See accompanying schedule		$ 233,587,225
Receivable for fund shares sold		685,748
Dividends receivable		186,422
Interest receivable		24,624
Prepaid expenses		1,252
Other receivables		4,372
Total assets		234,489,643

Liabilities
Payable for investments purchased	$ 888,029
Payable for fund shares redeemed	998,222
Accrued management fee	91,655
Other affiliated payables	63,713
Other payables and accrued expenses	25,287
Collateral on securities loaned, at value	678,500
Total liabilities		2,745,406

Net Assets		$ 231,744,237
Net Assets consist of:
Paid in capital		$ 239,332,356
Distributions in excess of net investment income		(107,699)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,020,754)
Net unrealized appreciation (depreciation) on investments		15,540,334
Net Assets, for 24,989,600 shares outstanding		$ 231,744,237
Net Asset Value, offering price and redemption price per share ($231,744,237 ÷ 24,989,600 shares)		$ 9.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,573,738
Interest		164,788
Security lending		5,186
Total income		1,743,712

Expenses
Management fee	$ 531,836
Transfer agent fees	331,309
Accounting and security lending fees	40,938
Non-interested trustees' compensation	443
Custodian fees and expenses	4,058
Registration fees	19,805
Audit	24,081
Legal	615
Miscellaneous	743
Total expenses before reductions	953,828
Expense reductions	(3,927)	949,901
Net investment income (loss)		793,811
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,881,467
Foreign currency transactions	(48)
Total net realized gain (loss)		2,881,419
Change in net unrealized appreciation (depreciation) on investment securities		17,106,065
Net gain (loss)		19,987,484
Net increase (decrease) in net assets resulting from operations		$ 20,781,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2003 (Unaudited)	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 793,811	$ 1,265,645
Net realized gain (loss)	2,881,419	(4,635,160)
Change in net unrealized appreciation (depreciation)	17,106,065	18,217,884
Net increase (decrease) in net assets resulting from operations	20,781,295	14,848,369
Distributions to shareholders from net investment income	(1,008,131)	(1,228,566)
Share transactions Net proceeds from sales of shares	66,456,703	133,378,891
Reinvestment of distributions	952,575	1,165,487
Cost of shares redeemed	(51,155,095)	(84,988,867)
Net increase (decrease) in net assets resulting from share transactions	16,254,183	49,555,511
Total increase (decrease) in net assets	36,027,347	63,175,314

Net Assets
Beginning of period	195,716,890	132,541,576
End of period (including distributions in excess of net investment income of $107,699 and undistributed net investment income of $106,621, respectively)	$ 231,744,237	$ 195,716,890
Other Information Shares
Sold	7,556,978	16,835,640
Issued in reinvestment of distributions	105,541	151,071
Redeemed	(5,763,350)	(10,706,560)
Net increase (decrease)	1,899,169	6,280,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2003	Years ended June 30,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 7.88	$ 9.63	$ 10.49	$ 10.75	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.03	.07	.08	.11	.09	.03
Net realized and unrealized gain (loss)	.80	.60	(1.75)	(.86)	(.22)	.75
Total from investment operations	.83	.67	(1.67)	(.75)	(.13)	.78
Distributions from net investment income	(.04)	(.07)	(.08)	(.11)	(.08)	(.02)
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	(.04)	-
Distributions in excess of net realized gain	-	-	-	-	(.01)	-
Total distributions	(.04)	(.07)	(.08)	(.11)	(.13)	(.03)
Net asset value, end of period	$ 9.27	$ 8.48	$ 7.88	$ 9.63	$ 10.49	$ 10.75
Total Return B, C	9.80%	8.60%	(17.42)%	(7.19)%	(1.17)%	7.81%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.94%	.90%	.88%	.85%	1.14% A
Expenses net of voluntary waivers, if any	.86% A	.94%	.90%	.88%	.85%	1.14% A
Expenses net of all reductions	.86% A	.93%	.89%	.86%	.84%	1.12% A
Net investment income (loss)	.72% A	.90%	.94%	1.12%	.83%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,744	$ 195,717	$ 132,542	$ 158,467	$ 174,372	$ 216,289
Portfolio turnover rate	23% A	51%	54%	79%	59%	59% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to June 30, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 27,541,584	|
Unrealized depreciation	(13,267,104)
Net unrealized appreciation (depreciation)	14,274,480

Cost for federal income tax purposes	219,312,745

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $164,720 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,922 for the period. In addition, through

Semiannual Report

7. Expense Reductions - continued

arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $5.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan ® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GII-USAN-0204
1.787781.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 13, 2004